Securities at amortized cost - Changes in allowance for credit losses of securities at amortized cost (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Net reversal (provision) of loss allowance for credit losses		₩ (881,668)	₩ (551,957)	₩ (792,250)
Securities at amortized cost
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance		(5,235)	(4,566)	(5,511)
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net reversal (provision) of loss allowance for credit losses		(3,151)	(664)	934
Others	[1]	1	(5)	11
Ending balance		(8,385)	(5,235)	(4,566)
Securities at amortized cost | Stage 1
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance		(5,235)	(4,566)	(5,511)
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net reversal (provision) of loss allowance for credit losses		(3,151)	(664)	934
Others	[1]	1	(5)	11
Ending balance		(8,385)	(5,235)	(4,566)
Securities at amortized cost | Stage 2
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net reversal (provision) of loss allowance for credit losses		0	0	0
Others	[1]	0	0	0
Ending balance		0	0	0
Securities at amortized cost | Stage 3
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net reversal (provision) of loss allowance for credit losses		0	0	0
Others	[1]	0	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Changes due to foreign currencies translation, etc.